SUBORDINATED LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2025
Subordinated liabilities [abstract]
Schedule of Subordinated Liabilities

	30 June 2025	31 December 2024
	£m	£m
£325m Sterling preference shares	343	343
Undated subordinated liabilities	205	205
Dated subordinated liabilities	1,800	1,837
	2,348	2,385